Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost
Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2013	2012
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,831)	$(4,163)
Service cost	(356)	(357)
Interest cost	(172)	(179)
Plan Amendment	1,113	––
Actuarial gain (loss)	807	(364)
Benefits paid	193	232

End of year	(3,246)	(4,831)

Change in fair value of plan assets
Beginning of year	3,206	2,813
Actual return on plan assets	684	390
Employer contribution	250	235
Benefits paid	(193)	(232)

End of year	3,947	3,206

Funded status at end of year	$701	$(1,626)

Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2013	2012
	(In thousands)

Unamortized net loss	$766	$2,154
Unamortized prior service (credit) cost	(1,112)	15

	$(346)	$2,169

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets
Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2013	2012
	(In thousands)

Projected benefit obligation	$3,246	$4,831
Accumulated benefit obligation	$3,246	$3,298
Fair value of plan assets	$3,947	$3,205

Pension Expense
	December 31,
	2013	2012
	(In thousands)

Components of net periodic benefit cost
Service cost	$351	$357
Interest cost	172	179
Expected return on plan assets	(258)	(227)
Amortization of prior service cost	15	15
Amortization of net loss	158	154

Net periodic benefit cost	$438	$478

Summary of Significant Assumptions
Significant assumptions include:

	Pension Benefits
	2013	2012

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.34%	3.61%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	3.61%	4.40%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2013:

Pension
Benefits
(In thousands)

2014	$91
2015	97
2016	318
2017	377
2018	304
201-2023	1,816

Total	$3,003

Target Asset Allocation Percentages
  The target asset allocation percentages for both 2013 and 2012 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

Investment of Fair Value of Plan Assets as a Percentage of the Total
At December 31, 2013 and 2012, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2013	2012

Equity securities	78.0%	76.4%
Debt securities	21.9	23.0
Cash and cash equivalents	0.1	0.6

	100.00%	100.0%

Fair Values of Company's Pension Plan By Asset Category
The fair values of Company’s pension plan assets at December 31, by asset category are as follows:

December 31, 2013
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$32	$32	$––	$––
Mutual funds – equities
International	312	312	––	––
Large Cap	1,589	1,589	––	––
Small and Mid Cap	1,148	1,148	––	––
Mutual funds – fixed income
Core bond	751	751	––	––
High yield corporate	115	115	––	––

Total	$3,947	$3,947	$––	$––

December 31, 2012
		Fair Value Measurements Using
		Quoted Prices	Significant
		In Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$16	$16	$––	$––
Mutual funds – equities
International	240	240	––	––
Real estate	33	33	––	––
Large Cap	1,279	1,279	––	––
Small and Mid Cap	873	873	––	––
Commodities	29	29
Mutual funds – fixed income
Core bond	639	639	––	––
High yield corporate	96	96	––	––

Total	$3,205	$3,205	$––	$––

Share Information for the ESOP
Share information for the ESOP is as follows at December 31, 2013 and 2012:

	2013	2012

Allocated shares at beginning of the year	$148,295	$124,660
Shares released for allocation during the year	23,635	23,635
Shares distributed due to retirement/diversification	(3,207)	(14,748)
Unearned shares	165,446	189,082

Total ESOP shares	334,169	322,629

Fair value of unearned shares at December 31	$1,329,000	$1,184,000